Significant Accounting Policies - Property and equipment, Goodwill and Impairment of long-lived assets other than goodwill and intangible assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant Accounting Policies
Goodwill impairment charges	¥ 0	¥ 0	¥ 0
Impairment charge of long-lived assets other than goodwill, licensed copyrights and production costs	¥ 0	¥ 0	¥ 0